Reinhart Mid Cap PMV Fund

Schedule of Investments
August 31, 2021 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 95.1%
Communication Services - 3.0%
Interpublic Group of Companies	185,010	$6,887,922

Consumer Discretionary - 6.4%
Aramark	93,753	3,261,667
eBay	67,120	5,150,789
LKQ *	118,930	6,266,421
		14,678,877
Consumer Staples - 5.3%
BJ's Wholesale Club Holdings *	117,000	6,629,220
Ingredion	62,200	5,464,892
		12,094,112
Energy - 3.0%
Baker Hughes, Class A	307,500	7,004,850

Financials - 21.4%
American Financial Group *	37,000	5,103,780
BOK Financial	69,041	6,079,060
Citizens Financial Group	136,310	5,969,015
Fifth Third Bancorp	81,310	3,159,706
Loews	106,180	5,932,277
Northern Trust	29,160	3,456,043
Progressive	48,700	4,691,758
SEI Investments	80,000	5,024,800
Signature Bank	14,280	3,703,232
White Mountains Insurance Group	5,333	5,977,280
		49,096,951
Health Care - 11.1%
Cerner	64,550	4,928,393
Dentsply Sirona	57,091	3,522,515
Encompass Health	79,687	6,251,445
Universal Health Services, Class B	33,040	5,146,310
Zimmer Biomet Holdings	37,600	5,656,920
		25,505,583
Industrials - 15.2%
Allison Transmission Holdings	158,840	5,873,903
AMERCO	10,265	6,786,705
Carlisle Companies	15,170	3,196,926
Curtiss-Wright	36,000	4,384,080
General Dynamics	27,230	5,454,441
Snap-on	21,595	4,857,795
Stanley Black & Decker	22,500	4,348,575
		34,902,425

Information Technology - 8.2%
Citrix Systems	44,460	4,573,600
Cognizant Technology Solutions, Class A	76,560	5,842,294
Fidelity National Financial	95,000	4,638,850
Sensata Technologies Holding plc *	64,000	3,787,520
		18,842,264
Materials - 4.5%
FMC	67,300	6,301,299
Sealed Air	66,000	4,027,980
		10,329,279
Real Estate - 10.0%
American Campus Communities - REIT	109,000	5,542,650
Americold Realty Trust - REIT	117,000	4,298,580
Camden Property Trust - REIT	20,795	3,120,082
Ventas - REIT	101,920	5,701,405
Weyerhaeuser - REIT	122,520	4,410,720
		23,073,437
Utilities - 7.0%
Avista	110,517	4,625,136
UGI	91,250	4,225,788
Vistra Energy	373,710	7,134,124
		15,985,048
TOTAL COMMON STOCKS
(Cost $160,725,323)		218,400,748

SHORT-TERM INVESTMENT - 5.4%
First American Treasury Obligations Fund, Class X, 0.01% ^
(Cost $12,448,501)	12,448,501	12,448,501

Total Investments - 100.5%
(Cost $173,173,823)		230,849,249
Other Assets and Liabilities, Net - (0.5)%		(1,180,979)
Total Net Assets - 100.0%		$229,668,270

* Non-income producing security.
^ The rate shown is the annualized seven-day effective yield as of August 31, 2021.
REIT - Real Estate Investment Trust
The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks	$218,400,748	$-	$-	$218,400,748
Short-Term Investment	12,448,501	-	-	12,448,501
Total Investments	$230,849,249	$-	$-	$230,849,249

Refer to Schedule of Investments for further information on the classification of investments.